Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,520	$ 11,187	$ 11,074	$ 11,968	$ 11,060	$ 10,972	$ 10,357	$ 10,149	$ 10,085	$ 9,600	$ 11,700
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,295	10,969	10,929	11,901	11,081	11,078	10,550	10,408	10,423	10,000	$ 11,471
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	12,278	11,884	11,718	12,629	11,654	11,520	10,856	10,619	10,528	10,000	$ 12,487
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	12,256	11,872	11,723	12,635	11,648	11,529	10,860	10,619	10,528	10,000	$ 12,478
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742	$ 10,587	$ 10,000	$ 12,349